Other Assets and Liabilities (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Other Assets and Liabilities
Marketable equity securities included in investments in equity method investees, Carrying value	¥ 113,789	¥ 219,867
Marketable equity securities included in investment in equity method investees, Aggregated market values	226,409	262,519
Investment in MSMS included in investment in equity method investees, Carrying values	183,054
Investment in equity method investees, Recognized impairment losses of other than temporary declines in the value of investments in certain affiliated companies	¥ 19,305	¥ 104,045	¥ 60,871